Subsequent Events (Details) - USD ($)		12 Months Ended
	Mar. 06, 2023	Dec. 31, 2022	Mar. 05, 2023	Dec. 31, 2021	Dec. 04, 2020	May 14, 2019
Revolving line of credit
Subsequent Event [Line Items]
Line of credit, principal amount		$ 57,998,000		$ 61,958,000
Revolving line of credit | First Revolving Line Of Credit, Refinanced
Subsequent Event [Line Items]
Line of credit, principal amount					$ 250,000	$ 150,000,000
Revolving line of credit | First Revolving Line Of Credit, Refinanced | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Subsequent Event [Line Items]
Basis spread on variable rate		7.50%
Subsequent Event | Senior Secured Term Loan Facility Commitment | Senior Loans
Subsequent Event [Line Items]
Repayments of debt	$ 25,000,000
Subsequent Event | Senior Secured Term Loan Facility Commitment | Senior Loans | Term Loan Warrants Issued March 2023
Subsequent Event [Line Items]
Number of shares called by warrants (in shares)	2,000,000
Exercise price (in dollars per share)	$ 0.01
Subsequent Event | Senior Secured Term Loan Facility Commitment | Senior Loans | Term Loan Warrants Issued December 2023
Subsequent Event [Line Items]
Number of shares called by warrants (in shares)	2,000,000
Warrant term	3 months
Subsequent Event | Senior Secured Term Loan Facility Commitment | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Senior Loans
Subsequent Event [Line Items]
Basis spread on variable rate	8.00%
Subsequent Event | Senior Secured Term Loan Facility Commitment | Minimum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Senior Loans
Subsequent Event [Line Items]
Basis spread on variable rate	3.00%
Subsequent Event | Revolving line of credit | First Revolving Line Of Credit, Refinanced
Subsequent Event [Line Items]
Line of credit, principal amount	$ 75,000,000		$ 125,000,000
Credit adjustment spread	0.10%
Subsequent Event | Revolving line of credit | First Revolving Line Of Credit, Refinanced | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Subsequent Event [Line Items]
Basis spread on variable rate	8.50%
Subsequent Event | Revolving line of credit | First Revolving Line Of Credit, Refinanced | Minimum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Subsequent Event [Line Items]
Basis spread on variable rate	3.00%